LOANS PAYABLE	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
LOANS PAYABLE [Text Block]

12. LOANS PAYABLE

	December 31,	December 31,
	2020	2019

Balance at the beginning of the year	$8,875	$—
Net proceeds from software and equipment financing	4,010	10,218
Finance cost	834	301
Repayments of principal	(3,229)	(1,343)
Repayments of finance costs	(834)	(301)
Effects of movements in exchange rates	16	—
Balance at the end of the year	$9,672	$8,875

Statements of Financial Position Presentation
Current loans payable	$3,578	$2,958
Non-Current loans payable	6,094	5,917
Total	$9,672	$8,875

The Company has entered into financing arrangements for software licenses totaling $1,086 and equipment totaling $13,142, with terms ranging from 1 year to 4 years.  The agreements require either monthly or quarterly payments of principal and interest with a weighted-average interest rate of 7.8%.

The equipment financing is secured by the underlying equipment purchased and is subject to various covenants and as at December 31, 2020 the Company was in compliance with these covenants.  As at December 31, 2020, the net book value of equipment includes $12.3 million (December 31, 2019 - $9.2 million) of equipment pledged as security for the equipment financing.